RELATED PARTY TRANSACTIONS - Schedule of Deposits (Details) - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits
At 1 January	£ 11	£ 11	£ 23
Placed (includes deposits of appointed key management personnel)	37	26	26
Withdrawn (includes deposits of former key management personnel)	(38)	(26)	(38)
At 31 December	£ 10	£ 11	£ 11